Note 13 - Employees Post retirement Benefits and Other Benefits	6 Months Ended
Jun. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 13 - Employees Postretirement Benefits and Other Benefits [Text Block]

13. Employees’ Postretirement Benefits and Other Benefits

The Company sponsors a defined contribution benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. For the six-month periods ended June 30, 2011, the Company made contributions of US$143 to the defined contribution portion of the variable contribution plan.

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	June 30, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	376	400	776	369	374	743
Variable Contribution plan	41	-	41	39	-	39

Employees’.postretirement>projected benefits obligation	417	400	817	408	374	782

Long-term liabilities
Defined-benefit plan	6,137	8,830	14,967	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	6,393	8,830	15,223	5,851	7,889	13,740

	6,810	9,230	16,040	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,554	653	4,207	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,272)	(223)	(1,495)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,471	430	2,901	2,317	402	2,719

Net periodic benefit cost includes the following components:

	As of June 30,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	124	99	79	118	42	55
Interest cost on projected benefit obligation	1,983	27	497	1,456	16	369
Expected return on plan assets	(1,772)	(12)	-	(1,237)	(8)	-
Amortization of net actuarial loss	34	6	16	30	4	1
	369	120	592	367	54	425

Employees’ contributions	(127)	(1)	-	(109)	(12)	-

Net periodic benefit cost	242	119	592	258	42	425

At June 30, 2011, the balances of the Financial Commitment Agreements, signed in 2008 by the Company and Petros, totaled US$3,195, on which US$31 in interest falls due in 2011.